Cover	Jun. 16, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2023
Entity File Number	001-41718
Entity Registrant Name	ESH ACQUISITION CORP.
Entity Central Index Key	0001918661
Entity Tax Identification Number	87-4000684
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Ave S
Entity Address, Address Line Two	Suite 89898
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	287-5022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Statement [Line Items]
Title of 12(b) Security	Units
Trading Symbol	ESHAU
Security Exchange Name	NASDAQ
Class A shares
Statement [Line Items]
Title of 12(b) Security	Class A shares
Trading Symbol	ESHA
Security Exchange Name	NASDAQ
Rights [Member]
Statement [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	ESHAR
Security Exchange Name	NASDAQ